[PFPC letterhead]

VIA EDGAR

May 3, 2002

SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Attention: Filing Desk
Washington, D.C.  20549-1004

Re:  The Stratton Funds, Inc. (the "Registrant")
     No. 33-57166
     No. 811-7434

Dear Sir or Madam:

This letter is to certify that the form of Prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was filed pursuant to Rule 485(b) and transmitted electronically via EDGAR on April 23, 2002.

Please contact me at 610-239-4741 should you have any questions.

Sincerely,

/s/ Sandra L. Adams
Sandra L. Adams
Senior Regulatory Administrator


cc: Patricia Sloan